10Q BUSINESS DISPOSITIONS AND DISCONTINUED OPERATIONS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 17, 2025
Schedule of Equity Method Investments [Line Items]
Amount financed under vendor financing arrangement	$ 37,500
Finance term	2 years
Gain on business disposition	$ 3,993	$ 0	$ 273,134	$ (136,744)	$ (199,094)
Held-for-sale | Issuer Solutions
Schedule of Equity Method Investments [Line Items]
Other noncurrent assets	670,080		641,995	$ 637,940
Held-for-sale | Issuer Solutions | Forecast
Schedule of Equity Method Investments [Line Items]
Business for consideration						$ 7,500,000
Sale | AdvancedMD, Inc.
Schedule of Equity Method Investments [Line Items]
Business for consideration			1,100,000
Contingent consideration			125,000
Gain on disposition	(273,100)		$ 273,100
Gain on business disposition	$ 4,000